Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 69,178	$ 62,764	$ 89,405
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(55,020) $75,389, and $(53,838), respectively	102,176	(140,008)	99,986
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(830), $259, and $(1,881), respectively	1,541	(481)	3,493
Total other comprehensive income (loss)	103,717	(140,489)	103,479
Total comprehensive income (loss)	$ 172,895	$ (77,725)	$ 192,884